Selected Statement of Operations Data (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 18,062	$ 18,052	$ 20,928
United States [Member]
Revenues	12,995	12,711	11,292
United Kingdom [Member]
Revenues	457	589	904
Rest of Europe [Member]
Revenues	2,724	2,744	5,793
Israel [Member]
Revenues	977	880	1,417
Other [Member]
Revenues	$ 909	$ 1,128	$ 1,522